Guarantor and Non Guarantor Financial Information - Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 543	$ 594	$ 724	$ 755		$ 781	$ 796
Restricted cash and cash equivalents	288	266		550
Accounts receivable, net	862	731		719
Intercompany interest receivable				0	[1]
Inventories	350	396		415
Deferred income tax assets	23	23		76
Current portion of financing receivables, net	56	94		119
Current portion of securitized financing receivables, net	64	27		0
Prepaid expenses	172	148		153
Other	56	104		40
Total current assets	2,414	2,383		2,827
Property, Investments and Other Assets:
Property and equipment, net	9,124	9,058		9,197
Financing receivables, net	381	635		815
Intercompany notes receivable				0	[1]
Securitized financing receivables, net	433	194		0
Investments in affiliates	174	260		291
Investments in subsidiaries		0		0
Goodwill	6,185	6,220		6,197		6,175
Brands	4,987	5,013		5,029
Management and franchise contracts, net	1,346	1,452		1,600
Other intangible assets, net	695	751		744
Deferred income tax assets	195	193		104
Other	390	403		262
Total property, investments and other assets	23,910	24,179		24,239
Total assets	26,324	26,562		27,066
Current Liabilities:
Accounts payable, accrued expenses and other	2,003	2,079		1,922
Intercompany interest payable				0	[1]
Current maturities of long-term debt	3	4		392
Current maturities of non-recourse debt	124	48		15
Income taxes payable	10	11		20
Total current liabilities	2,140	2,142		2,349
Long-term debt	11,124	11,751		15,183
Non-recourse debt	813	920		405
Intercompany notes payable				0	[1]
Investments in subsidiaries				0
Deferred revenues	544	674		82
Deferred income tax liabilities	5,137	5,053		4,948
Liability for guest loyalty program	637	597		503
Other	1,179	1,149		1,441
Total liabilities	21,574	22,286		24,911
Equity:
Total Hilton stockholders' equity	4,790	4,363		2,301
Noncontrolling interests	(40)	(87)		(146)
Total equity	4,750	4,276	2,553	2,155		1,702	1,544
TOTAL LIABILITIES AND EQUITY	26,324	26,562		27,066
Eliminations [member]
Current Assets:
Cash and cash equivalents	0	0	0	0		0	0
Restricted cash and cash equivalents	0	0		0
Accounts receivable, net	0	0		0
Intercompany interest receivable				(98)	[1]
Inventories		0		0
Deferred income tax assets	0	0		0
Current portion of financing receivables, net	0	0		0
Current portion of securitized financing receivables, net	0	0
Prepaid expenses	0	0		0
Other	0	(23)		(23)
Total current assets	0	(23)		(121)
Property, Investments and Other Assets:
Property and equipment, net	0	0		0
Financing receivables, net	0	0		0
Intercompany notes receivable				(3,787)	[1]
Securitized financing receivables, net	0	0
Investments in affiliates	0	0		0
Investments in subsidiaries	(21,938)	(21,723)		(9,364)
Goodwill	0	0		0
Brands	0	0		0
Management and franchise contracts, net	0	0		0
Other intangible assets, net	0	0		0
Deferred income tax assets	(22)	(21)		0
Other	0	0		0
Total property, investments and other assets	(21,960)	(21,744)		(13,151)
Total assets	(21,960)	(21,767)		(13,272)
Current Liabilities:
Accounts payable, accrued expenses and other	0	0		0
Intercompany interest payable				(98)	[1]
Current maturities of long-term debt	0	0		0
Current maturities of non-recourse debt	0	0		0
Income taxes payable	0	(23)		(23)
Total current liabilities	0	(23)		(121)
Long-term debt	0	0		0
Non-recourse debt	0	0		0
Intercompany notes payable				(3,787)	[1]
Investments in subsidiaries				(1,389)
Deferred revenues	0	0		0
Deferred income tax liabilities	(22)	(21)		0
Liability for guest loyalty program	0	0		0
Other	0	0		0
Total liabilities	(22)	(44)		(5,297)
Equity:
Total Hilton stockholders' equity	(21,938)	(21,723)		(7,975)
Noncontrolling interests		0		0
Total equity	(21,938)	(21,723)		(7,975)
TOTAL LIABILITIES AND EQUITY	(21,960)	(21,767)		(13,272)
Parent [member]
Current Assets:
Cash and cash equivalents	0	0	0	0		0	0
Restricted cash and cash equivalents	0	0		0
Accounts receivable, net	0	0		0
Intercompany interest receivable				98	[1]
Inventories	0	0		0
Deferred income tax assets	0	0		0
Current portion of financing receivables, net	0	0		0
Current portion of securitized financing receivables, net	0	0
Prepaid expenses	0	0		0
Other	0	0		0
Total current assets	0	0		98
Property, Investments and Other Assets:
Property and equipment, net	0	0		0
Financing receivables, net	0	0		0
Intercompany notes receivable				3,787	[1]
Securitized financing receivables, net	0	0
Investments in affiliates	0	0		0
Investments in subsidiaries	4,961	4,528		0
Goodwill	0	0		0
Brands	0	0		0
Management and franchise contracts, net	0	0		0
Other intangible assets, net	0	0		0
Deferred income tax assets	22	21		0
Other	0	0		0
Total property, investments and other assets	4,983	4,549		3,787
Total assets	4,983	4,549		3,885
Current Liabilities:
Accounts payable, accrued expenses and other	0	0		0
Intercompany interest payable				0	[1]
Current maturities of long-term debt	0	0		0
Current maturities of non-recourse debt	0	0		0
Income taxes payable	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Non-recourse debt	0	0		0
Intercompany notes payable				0	[1]
Investments in subsidiaries				1,389
Deferred revenues	0	0		0
Deferred income tax liabilities	0	0		8
Liability for guest loyalty program	0	0		0
Other	193	186		187
Total liabilities	193	186		1,584
Equity:
Total Hilton stockholders' equity	4,790	4,363		2,301
Noncontrolling interests	0	0		0
Total equity	4,790	4,363		2,301
TOTAL LIABILITIES AND EQUITY	4,983	4,549		3,885
Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0		0	0
Restricted cash and cash equivalents	0	0		0
Accounts receivable, net	0	0		0
Intercompany interest receivable				0	[1]
Inventories	0	0		0
Deferred income tax assets	0	0		0
Current portion of financing receivables, net	0	0		0
Current portion of securitized financing receivables, net	0	0
Prepaid expenses	0	0		0
Other	0	0		0
Total current assets	0	0		0
Property, Investments and Other Assets:
Property and equipment, net	0	0		0
Financing receivables, net	0	0		0
Intercompany notes receivable				0	[1]
Securitized financing receivables, net	0	0
Investments in affiliates	0	0		0
Investments in subsidiaries	11,708	11,942		0
Goodwill	0	0		0
Brands	0	0		0
Management and franchise contracts, net	0	0		0
Other intangible assets, net	0	0		0
Deferred income tax assets	0	0		0
Other	95	121		0
Total property, investments and other assets	11,803	12,063		0
Total assets	11,803	12,063		0
Current Liabilities:
Accounts payable, accrued expenses and other	64	60		0
Intercompany interest payable				0	[1]
Current maturities of long-term debt	0	0		0
Current maturities of non-recourse debt	0	0		0
Income taxes payable	0	0		0
Total current liabilities	64	60		0
Long-term debt	6,776	7,470		0
Non-recourse debt	0	0		0
Intercompany notes payable				0	[1]
Investments in subsidiaries				0
Deferred revenues	0	0		0
Deferred income tax liabilities	2	5		0
Liability for guest loyalty program	0	0		0
Other	0	0		0
Total liabilities	6,842	7,535		0
Equity:
Total Hilton stockholders' equity	4,961	4,528		0
Noncontrolling interests	0	0		0
Total equity	4,961	4,528		0
TOTAL LIABILITIES AND EQUITY	11,803	12,063		0
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	235	329	503	542		543	553
Restricted cash and cash equivalents	196	194		496
Accounts receivable, net	478	426		414
Intercompany interest receivable				0	[1]
Inventories	326	370		395
Deferred income tax assets	6	6		64
Current portion of financing receivables, net	37	38		119
Current portion of securitized financing receivables, net		0
Prepaid expenses	34	15		22
Other	29	101		51
Total current assets	1,341	1,479		2,103
Property, Investments and Other Assets:
Property and equipment, net	323	341		359
Financing receivables, net	235	199		806
Intercompany notes receivable				0	[1]
Securitized financing receivables, net	0	0
Investments in affiliates	123	210		244
Investments in subsidiaries	5,269	5,253		9,364
Goodwill	3,847	3,847		3,847
Brands	4,405	4,405		4,405
Management and franchise contracts, net	1,039	1,143		1,285
Other intangible assets, net	475	511		512
Deferred income tax assets	0	0		0
Other	124	133		159
Total property, investments and other assets	15,840	16,042		20,981
Total assets	17,181	17,521		23,084
Current Liabilities:
Accounts payable, accrued expenses and other	1,246	1,335		1,253
Intercompany interest payable				98	[1]
Current maturities of long-term debt	0	0		357
Current maturities of non-recourse debt	0	0		0
Income taxes payable	0	3		0
Total current liabilities	1,246	1,338		1,708
Long-term debt	54	54		15,001
Non-recourse debt	0	0		0
Intercompany notes payable				3,787	[1]
Investments in subsidiaries				0
Deferred revenues	540	674		82
Deferred income tax liabilities	2,241	2,298		2,495
Liability for guest loyalty program	637	597		503
Other	755	618		897
Total liabilities	5,473	5,579		24,473
Equity:
Total Hilton stockholders' equity	11,708	11,942		(1,389)
Noncontrolling interests	0	0		0
Total equity	11,708	11,942		(1,389)
TOTAL LIABILITIES AND EQUITY	17,181	17,521		23,084
Non-Guarantor Subsidiaries [member]
Current Assets:
Cash and cash equivalents	308	265	221	213		238	243
Restricted cash and cash equivalents	92	72		54
Accounts receivable, net	384	305		305
Intercompany interest receivable				0	[1]
Inventories	24	26		20
Deferred income tax assets	17	17		12
Current portion of financing receivables, net	19	56		0
Current portion of securitized financing receivables, net	64	27
Prepaid expenses	138	133		131
Other	27	26		12
Total current assets	1,073	927		747
Property, Investments and Other Assets:
Property and equipment, net	8,801	8,717		8,838
Financing receivables, net	146	436		9
Intercompany notes receivable				0	[1]
Securitized financing receivables, net	433	194
Investments in affiliates	51	50		47
Investments in subsidiaries	0	0		0
Goodwill	2,338	2,373		2,350
Brands	582	608		624
Management and franchise contracts, net	307	309		315
Other intangible assets, net	220	240		232
Deferred income tax assets	195	193		104
Other	171	149		103
Total property, investments and other assets	13,244	13,269		12,622
Total assets	14,317	14,196		13,369
Current Liabilities:
Accounts payable, accrued expenses and other	693	684		669
Intercompany interest payable				0	[1]
Current maturities of long-term debt	3	4		35
Current maturities of non-recourse debt	124	48		15
Income taxes payable	10	31		43
Total current liabilities	830	767		762
Long-term debt	4,294	4,227		182
Non-recourse debt	813	920		405
Intercompany notes payable				0	[1]
Investments in subsidiaries				0
Deferred revenues	4	0		0
Deferred income tax liabilities	2,916	2,771		2,445
Liability for guest loyalty program	0	0		0
Other	231	345		357
Total liabilities	9,088	9,030		4,151
Equity:
Total Hilton stockholders' equity	5,269	5,253		9,364
Noncontrolling interests	(40)	(87)		(146)
Total equity	5,229	5,166		9,218
TOTAL LIABILITIES AND EQUITY	$ 14,317	$ 14,196		$ 13,369

[1]	Prior to June 30, 2013, a Guarantor had intercompany notes payable to the Parent (the "Notes Payable to Parent"). Interest under the Notes Payable to Parent was accrued and added to the principal balance through the date of maturity. On June 30, 2013, the Parent made a non-cash contribution of the Notes Payable to Parent, including the accrued interest, to the Guarantor, resulting in an increase to the Guarantor's equity.